LOANS (Details 5) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total Loan Receivables	$ 756,552,319	$ 718,540,175
Commercial Real Estate [Member]
Total Loan Receivables	419,667,312	370,383,885
Commercial Real Estate [Member] | Unrated [Member]
Total Loan Receivables	59,930,126	1,003,553
Commercial Real Estate [Member] | Pass [Member]
Total Loan Receivables	329,882,941	338,952,446
Commercial Real Estate [Member] | Special Mention [Member]
Total Loan Receivables	4,880,758	0
Commercial Real Estate [Member] | Substandard [Member]
Total Loan Receivables	24,973,487	30,391,213
Commercial Real Estate [Member] | Doubtful [Member]
Total Loan Receivables	0	0
Commercial Real Estate [Member] | Unlikely To Be Collected Financing Receivable [Member]
Total Loan Receivables	0	36,673
Construction and Land Development [Member]
Total Loan Receivables	31,818,782	36,744,865
Construction and Land Development [Member] | Unrated [Member]
Total Loan Receivables	4,330,321	0
Construction and Land Development [Member] | Pass [Member]
Total Loan Receivables	19,752,749	27,687,432
Construction and Land Development [Member] | Special Mention [Member]
Total Loan Receivables	0	0
Construction and Land Development [Member] | Substandard [Member]
Total Loan Receivables	7,735,712	9,057,433
Construction and Land Development [Member] | Doubtful [Member]
Total Loan Receivables	0	0
Construction and Land Development [Member] | Unlikely To Be Collected Financing Receivable [Member]
Total Loan Receivables	0	0
Residential Mortgage [Member]
Total Loan Receivables	177,663,354	164,543,309
Residential Mortgage [Member] | Performing Financing Receivable [Member]
Total Loan Receivables	174,493,950	162,104,538
Residential Mortgage [Member] | Nonperforming Financing Receivable [Member]
Total Loan Receivables	3,169,404	2,438,771
Home Equity and Second Mortgage [Member]
Total Loan Receivables	21,982,375	24,138,324
Home Equity and Second Mortgage [Member] | Performing Financing Receivable [Member]
Total Loan Receivables	21,911,079	23,847,039
Home Equity and Second Mortgage [Member] | Nonperforming Financing Receivable [Member]
Total Loan Receivables	71,296	291,285
Consumer Loan [Member]
Total Loan Receivables	995,206	1,000,983
Consumer Loan [Member] | Performing Financing Receivable [Member]
Total Loan Receivables	995,206	1,000,483
Consumer Loan [Member] | Nonperforming Financing Receivable [Member]
Total Loan Receivables	0	500
Commercial Loan [Member]
Total Loan Receivables	88,157,606	101,968,056
Commercial Loan [Member] | Unrated [Member]
Total Loan Receivables	11,627,726	586,124
Commercial Loan [Member] | Pass [Member]
Total Loan Receivables	64,436,809	78,183,487
Commercial Loan [Member] | Special Mention [Member]
Total Loan Receivables	0	0
Commercial Loan [Member] | Substandard [Member]
Total Loan Receivables	12,093,071	23,198,445
Commercial Loan [Member] | Doubtful [Member]
Total Loan Receivables	0	0
Commercial Loan [Member] | Unlikely To Be Collected Financing Receivable [Member]
Total Loan Receivables	0	0
Commercial Equipment [Member]
Total Loan Receivables	16,267,684	19,760,753
Commercial Equipment [Member] | Unrated [Member]
Total Loan Receivables	5,082,713	391,786
Commercial Equipment [Member] | Pass [Member]
Total Loan Receivables	11,180,550	19,209,380
Commercial Equipment [Member] | Special Mention [Member]
Total Loan Receivables	0	0
Commercial Equipment [Member] | Substandard [Member]
Total Loan Receivables	4,421	159,587
Commercial Equipment [Member] | Doubtful [Member]
Total Loan Receivables	0	0
Commercial Equipment [Member] | Unlikely To Be Collected Financing Receivable [Member]
Total Loan Receivables	$ 0	$ 0